Organization	12 Months Ended
Dec. 31, 2017
Organization [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

Newater Technology, Inc. (“Newater Technology”) was incorporated on September 30, 2015 under the laws of the British Virgin Islands. On November 4, 2015, Newater Technology incorporated a wholly owned subsidiary, Newater HK Limited (“Newater HK”) in Hong Kong for the purpose of being a holding company for the equity interest in Yantai Jinzheng Eco-Technology Co., Ltd. (“Jinzheng”). Other than the equity interest in Newater HK, Newater Technology does not conduct any operations or own any material assets or liabilities except for cash, restricted cash and prepaid professional fees. Newater HK does not conduct any operations or own any material assets or liabilities except for cash, restricted cash, professional fees payable, and the 100% of the equity interest of Jinzheng which it acquired on January 25, 2016.

Jinzheng was founded in Yantai City, Shandong Province, People’s Republic of China (“PRC”) on July 5, 2012 as a limited liability company. Prior to December 8, 2016, Jinzheng had a wholly owned subsidiary, Shandong Jinmo Recycled Water Resource Co., Ltd. (“Jinmo”), which was incorporated on March 19, 2015, in Yantai City, Shandong Province, PRC. Jinmo, prior to being disposed of in December 2016, and Jinzheng are engaged in the business of manufacturing and selling Disk Tube Reverse Osmosis (“DTRO”) and Disk Tube Nanofiltration (“DTNF”) membrane filtration products, delivering water purifying installation projects, and providing water treatment services.

On January 25, 2016, and February 5, 2016, respectively, Newater HK entered into an equity transfer agreement and a supplementary equity transfer agreement with Yuebiao Li, Zhuo Zhang, and Yue Zhang, the shareholders of Jinzheng at the time, to acquire 100% of the equity interests in Jinzheng (“reorganization”).

On December 8, 2016, the Company transferred 100% of its equity interests in Jinmo to a third party company, Beijing Hezhong Qingyuan Environmental Protection Science and Technology Co., Ltd., for a consideration of RMB 220,000 (approximately $31,678).

As a result, Jinmo, prior to it being disposed of on December 8, 2016, Newater HK, and Jinzheng are referred to as subsidiaries. Newater Technology and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Immediately before and after the reorganization, the shareholders of Jinzheng controlled Jinzheng and Newater Technology. Therefore, for accounting purposes, the reorganization is accounted for as a transaction between entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. The historical cost of the both parties are carried forward.